Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share
Note 20—Earnings per share
Basic earnings per share is calculated by dividing income

by the weighted‑average number of shares
outstanding during the year.

Diluted earnings per share is calculated by dividing income by the weighted‑average
number of shares outstanding during the year,

assuming that all potentially dilutive

securities were exercised, if dilutive.
Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted
subject to certain conditions under the Company’s

share‑based payment arrangements. In 2020, 2019 and 2018,
outstanding securities representing a maximum of 65

million,
81

million and
88

million shares, respectively,

were
excluded from the calculation of diluted earnings per

share as their inclusion would have been antidilutive.
Basic earnings per share:
($ in millions, except per share data in $) 2020 2019 2018
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

294 1,043 1,514
Income from discontinued operations, net of tax

4,852 396 659
Net income

5,146 1,439 2,173
Weighted-average number

of shares outstanding (in millions)
2,111 2,133 2,132
Basic earnings per share attributable

to ABB shareholders:
Income from continuing operations, net of tax

0.14 0.49 0.71
Income from discontinued operations, net of tax

2.30 0.19 0.31
Net income

2.44 0.67 1.02
Diluted earnings per share:
($ in millions, except per share data in $) 2020 2019 2018
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

294 1,043 1,514
Income from discontinued operations, net of tax

4,852 396 659
Net income

5,146 1,439 2,173
Weighted-average

number of shares outstanding (in millions)

2,111 2,133 2,132
Effect of dilutive securities:
Call options and shares

8 2 7
Adjusted weighted-average number of shares outstanding

(in millions)
2,119 2,135 2,139
Diluted earnings per share attributable

to ABB shareholders:
Income from continuing operations, net of tax

0.14 0.49 0.71
Income from discontinued operations, net of tax

2.29 0.19 0.31
Net income

2.43 0.67 1.02